Unaudited Interim Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Sales	$ 9,449,817	$ 11,478,147
Cost of sales	(6,619,695)	(7,603,901)
Gross profit	2,830,122	3,874,246
Operating expenses:
General and administrative	(1,168,174)	(357,521)
Selling and marketing	(436,619)	(332,218)
Research and development	(481,702)	(560,017)
Inventory reserve provision	(83,419)
Total operating expenses	(2,169,914)	(1,249,756)
Operating income	660,208	2,624,490
Other income (expenses):
Interest expenses, net	(199,712)	(240,904)
Rental income, net	102,712	83,925
Other income (expenses), net	4,671	15,031
Total other (expenses) income, net	(92,329)	(141,948)
Income before income taxes	567,879	2,482,542
Income tax provision	(92,707)	(291,881)
Net income	475,172	2,190,661
Other comprehensive income:
Foreign currency translation adjustment	(659,127)	(406,611)
Total comprehensive (loss) income	$ (183,955)	$ 1,784,050
Earnings per share attributable to common shareholders:
Shares (in Shares)	12,000,000	9,000,000
Earnings per share, Basic (in Dollars per share)	$ 0.04	$ 0.24
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	12,000,000	9,000,000